Financial Risks - Translation Exposure (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Risks
Translation exposure due to translation of earnings and net assets	kr 1,256
USD
Financial Risks
Negative impact on profit after tax and equity of transaction exposure	kr 9,979
Positive impact on profit after tax and equity of transaction exposure		kr 14,359
Translation exposure (as a percent)	10.00%	10.00%
Positive impact on equity	kr 126
Translation exposure due to translation of foreign trade debt	15,811	kr 5,866
Negative impact on profit after tax and equity of translation exposure	kr 1,581	kr 587
EUR
Financial Risks
Impact of profit after tax and equity (as a percent)	10.00%	10.00%
Negative impact on profit after tax and equity of transaction exposure	kr 10,247	kr 10,246
Translation exposure (as a percent)	10.00%	10.00%
Positive impact on equity	kr 26,673	kr (2,667)
Translation exposure due to translation of foreign trade debt	28,806	14,817
Negative impact on profit after tax and equity of translation exposure	kr 2,881	kr 1,482